Available-for-sale financial assets and held-to-maturity financial assets (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	₩ 42,116,937
Held-to-maturity financial assets	24,990,680
Debt securities
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	37,186,552
Held-to-maturity financial assets	24,990,680
Government
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	7,570,104
Held-to-maturity financial assets	15,164,133
Financial institutions
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	17,649,694
Held-to-maturity financial assets	2,708,148
Corporate bonds and others
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	11,966,754
Held-to-maturity financial assets	7,118,399
Equity securities
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	4,930,385
Stocks
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	1,026,666
Equity investments
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	749,818
Beneficiary certificates
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	3,126,851
Others
Available-for-sale financial assets and held-to-maturity financial assets [Line Items]
Available-for-sale financial assets	₩ 27,050